Retirement obligations (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Obligation [Abstract]
Disclosure of Changes in Provisions

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Currency translation	As of December 31, 2024
Lump-sum retirement benefits	323	109	—	—	432
Total Non-current provisions	323	109	—	—	432

(in thousands of euros)	As of January 1, 2023	Increases	Decreases	Currency translation	As of December 31, 2023
Lump-sum retirement benefits	270	53	—	—	323
Total Non-current provisions	270	53	—	—	323

(in thousands of euros)	As of January 1, 2024	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2024
Provisions for disputes	506	200	(372)	7	341
Provisions for charges	253	7	(164)	—	96
Total Current provisions	760	207	(535)	7	438

(in thousands of euros)	As of January 1, 2023	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2023
Provisions for disputes	177	383	(46)	(8)	506
Provisions for charges	150	104	—	—	253
Total current provisions	327	487	(46)	(8)	760
(1)See Note 17.4.- Depreciation, amortization and provision expenses. In 2024, the changes in the provisions for disputes and charges in the balance sheet include exceptional provision reversals that are not mapped to R&D SG&A, resulting in a mismatch with the operations expenses flows.

Disclosure of Assumptions used to Measure Retirement Benefits
The assumptions used to measure lump-sum retirement benefits are as follows:

As of December 31,
Measurement date	2024	2023
Retirement assumptions	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64
Social security contribution rate	47%	45%
Discount rate	3.56%	3.30%
Mortality tables	Regulatory table INSEE 2018 - 2020	Regulatory table INSEE 2017 - 2019
Salary increase rate (including inflation)	Executive: 4% Non-Executive: 3.5%	Executive: 4% Non-Executive: 3.5%
Staff turnover	Constant average rate of 8.4%	Constant average rate of 8.40%
Duration	20 years	20 years

Disclosure of Sensitivity Analysis for Actuarial Assumptions	The sensitivity to the discount rate and to the salary growth is as follows:

Discount rate	3.31%	3.56%	3.81%
Defined Benefit Obligation as of December 31, 2024 (in thousands of euros)	451	432	413

Disclosure of Commitments for Retirement Benefits
Commitments for retirement benefits

	As of December 31,
(in thousands of euros)	2024	2023
Provision as of beginning of period	323	270
Cost of services	65	65
Interests / discounting costs	11	10
Expense for the period	76	75
Gains or losses related to experience	48	(13)
Gains or losses related to change in demographic assumptions	—	(30)
Gains or losses related to change in financial assumptions	(16)	21
Actuarial gains or losses recognized in other comprehensive income	33	(22)
Provision as of end of period	432	323